Analysis of cash and cash equivalents (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents
Cash					£ 59,474	£ 57,380	£ 10,937
Cash equivalents					20,290	29,163	74,814
Cash and cash equivalents at beginning of the year	£ 79,764	£ 86,543	£ 85,751
Net cash inflow/(outflow)	18,176	(6,779)	792
Cash and cash equivalents at end of the year	97,940	79,764	86,543
Cash and balances at central banks				£ 35,799	2,567	1,690
Treasury bills and debt securities					23
Loans and advances to banks				62,141	77,174	84,853
Total cash and cash equivalents	79,764	86,543	85,751	97,940	79,764	86,543	85,751
Bank
Cash and cash equivalents
Cash					51,732	51,379	3,857
Cash equivalents					9,419	14,808	62,321
Cash and cash equivalents at beginning of the year	61,151	66,187	66,178
Net cash inflow/(outflow)	21,293	(5,036)	9
Cash and cash equivalents at end of the year	82,444	61,151	66,187
Cash and balances at central banks				34,763	1,198	819
Loans and advances to banks				47,681	59,953	65,368
Total cash and cash equivalents	£ 61,151	£ 66,187	£ 66,178	£ 82,444	£ 61,151	£ 66,187	£ 66,178